Derivative financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value of financial instruments
Assets-Total	€ 81	€ 131
Liabilities-Total	(157)	(178)
Notional-Assets Total	10,258	11,819
Notional-Liabilities Total	11,470	12,679
Foreign exchange forward contracts
Fair value of financial instruments
Assets-Trading	17	59
Liabilities-Trading	(72)	(43)
Notional-Assets Trading	3,491	6,230
Notional-Liabilities Trading	8,070	5,329
Currency options bought
Fair value of financial instruments
Assets-Trading	7	1
Notional-Assets Trading	654	103
Other derivatives
Fair value of financial instruments
Liabilities-Trading	(7)	(10)
Notional-Liabilities Trading	84	104
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts
Fair value of financial instruments
Assets-Hedging	36	11
Liabilities-Hedging	(2)	(23)
Notional-Assets Hedging	3,807	2,559
Notional-Liabilities Hedging	517	4,075
Hedges on net investment in foreign subsidiaries | Currency options bought
Fair value of financial instruments
Assets-Hedging		1
Notional-Assets Hedging		240
Cash flow hedges | Foreign exchange forward contracts
Fair value of financial instruments
Assets-Hedging	7	5
Liabilities-Hedging	(18)	(26)
Notional-Assets Hedging	660	621
Notional-Liabilities Hedging	749	818
Cash flow hedges | Currency options bought
Fair value of financial instruments
Assets-Hedging	1	9
Notional-Assets Hedging	343	522
Notional-Liabilities Hedging		44
Cash flow hedges | Currency options sold
Fair value of financial instruments
Notional-Liabilities Hedging		15
Fair value hedges | Foreign exchange forward contracts
Fair value of financial instruments
Assets-Hedging	7	2
Liabilities-Hedging	(7)	(6)
Notional-Assets Hedging	697	218
Notional-Liabilities Hedging	549	548
Fair value hedges | Interest rate swaps
Fair value of financial instruments
Assets-Hedging		7
Notional-Assets Hedging		600
Fair value hedges | Firm commitments
Fair value of financial instruments
Assets-Hedging	6	14
Liabilities-Hedging	(2)	(1)
Notional-Assets Hedging	606	466
Notional-Liabilities Hedging	255	234
Cash flow and fair value hedges | Cross currency swaps
Fair value of financial instruments
Assets-Hedging		22
Liabilities-Hedging	(49)	(69)
Notional-Assets Hedging		260
Notional-Liabilities Hedging	€ 1,246	€ 1,512